Cover Page	Apr. 29, 2022
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 (“Amendment No. 1”) to the Report on Form 6-K of Renalytix plc for the quarter ended December 31, 2021 (the “Form 6-K”), which was originally filed with the U.S. Securities and Exchange Commission on March 31, 2022, is being filed for the purpose of filing a revised version of Exhibit 99.1 which contains interactive data files in inline eXtensible Business Reporting Language (iXBRL). Except as described above, Amendment No. 1 speaks as of the original filing date of the Form 6-K and does not amend, update or restate any information set forth in the Form 6-K or reflect any events that occurred subsequent to the original filing date of the Form 6-K.
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Current Fiscal Year End Date	--06-30
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Entity File Number	001-39387